Label	Element	Value
Cambria Shareholder Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cambria Shareholder Yield ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Shareholder Yield Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. For the fiscal year ended April 30, 2019, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that the operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Underlying Index. The Underlying Index is comprised of equity securities issued by U.S.-based issuers. The Underlying Index considers an issuer to be U.S.-based if it is domiciled or incorporated or has substantial business activity in the United States.

An issuer must have a high ranking across a composite of the following characteristics to be eligible for inclusion in the Underlying Index:

1.    Strong cash flows;

2.    Payment of dividends to shareholders;

3.    Net stock buybacks; and

4.    Net debt paydown.

Each of these characteristics will be measured on a one-month to 12-month basis by the Underlying Index methodology, and no single measurement will be dispositive. Pursuant to its rules-based methodology, the Underlying Index initially selects the top 20% of stocks in the initial universe of U.S.-based issuers according to shareholder yield, which is based on a stock's dividend payments and net share buybacks. The Underlying Index then applies a number of valuation factors to the remaining stocks and selects the 100 stocks that exhibit, in the aggregate, the best combination of the following characteristics: strong cash flows and debt paydown, and high dividends paid to shareholders and net stock buybacks. The Underlying Index selects Index components based only on publicly available data and includes screens to limit its industry concentration to 25% in order to seek to ensure its liquidity and investability. The Underlying Index is rebalanced and reconstituted quarterly, and Index components are equally weighted at each rebalance.

The Underlying Index will invest primarily in equity securities, including common stock, of U.S. companies. The Underlying Index may invest in securities of companies in any industry. Although the Underlying Index generally expects to invest in companies with larger market capitalizations, the Underlying Index may invest in small- and mid-capitalization companies.

The Fund may invest up to 20% of its net assets in instruments not included in the Underlying Index, but which the Fund's investment adviser, Cambria Investment Management, L.P. ("Cambria" or the "Adviser"), believes will help the Fund track the Underlying Index. For example, there may be instances in which Cambria may choose to purchase or sell securities not in the Underlying Index which Cambria believes are appropriate to substitute for one or more such securities.

The Fund employs a "passive management"—or indexing—investment approach and seeks to track the performance of the Underlying Index. To track the performance of the Underlying Index, the Fund intends to employ a replication strategy, which means that the Fund will typically invest in substantially all of the components of the Underlying Index in approximately the same weights as they appear in the Underlying Index.

The Underlying Index was developed by Cambria Indices, LLC, an affiliate of Cambria, and is calculated by Solactive, AG, which is not affiliated with the Fund or Cambria. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular sector, the Fund is expected to concentrate in that sector to approximately the same extent. As of July 31, 2019, the Fund and the Underlying Index were concentrated in the financial services sector and had significant exposure to companies in the consumer discretionary, information technology and industrial sectors.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Underlying Index. The Underlying Index is comprised of equity securities issued by U.S.-based issuers. The Underlying Index considers an issuer to be U.S.-based if it is domiciled or incorporated or has substantial business activity in the United States. In addition, to the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular sector, the Fund is expected to concentrate in that sector to approximately the same extent. As of July 31, 2019, the Fund and the Underlying Index were concentrated in the financial services sector and had significant exposure to companies in the consumer discretionary, information technology and industrial sectors.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risk. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The Fund's principal risks are presented in alphabetical order to facilitate investors' ability to identify particular risks and compare them with the risks of other funds. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return, and/or ability to meet its objective. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections titled "Additional Information About the Funds' Risks" and "Additional Non-Principal Risk Information."

Cyber Security Risk. The Fund may be susceptible to operational and information security risks resulting from a breach in the Fund's cyber security, including cyber-attacks against the Fund, third-party service providers, market makers, Authorized Participants, or issuers of securities in which the Fund invests. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund's operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies' dividend payments may adversely affect the Fund.

Equity Investing Risk. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Underlying Index. As a result, the Fund expects to hold components of the Underlying Index regardless of their current or projected performance. Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund's return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. Shares may trade above (premium) or below (discount) their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines.

Quantitative Security Selection Risk. The Underlying Index uses quantitative techniques to determine whether securities should be included in the Underlying Index, and the Underlying Index may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Sector Concentration Risk. To the extent that the Fund's investments are concentrated in a particular sector, the Fund may be susceptible to loss due to adverse occurrences affecting that sector. As of July 31, 2019, the Fund and the Underlying Index were concentrated in the financial services sector and had significant exposure to companies in the consumer discretionary, industrial and information technology sectors.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competitive and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Financial Services Sector Risk. Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Industrial Sector Risk. Issuers in the industrial sector are affected by supply and demand, both for their specific product or service and for industrial sector products in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates affect the performance of companies in the industrial sector. Issuers in the industrial sector may be adversely affected by liability for environmental damage, product liability claims and exchange rates. The industrial sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.

Information Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Tracking Error Risk. Although the Fund attempts to track the performance of the Underlying Index, the Fund may not be able to duplicate its exact composition or return due to, among other things, fees and expenses paid by the Fund that are not reflected in the Underlying Index. If the Fund is small, it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels.

Value Investment Risk. The Fund's shareholder yield strategy is a value investment strategy that should be expected to underperform in growth markets. Value investments are subject to the risk that their intrinsic value may never be realized by the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund's average annual total returns compare with those of the Index as well as a relevant index that provides a broad measure of market performance. Prior to March 26, 2018, the Fund was actively managed and did not seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Index. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the Index as well as a relevant index that provides a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambriafunds.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns for Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of July 31, 2019, the Fund's year-to-date total return was 13.96%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Best: 9.07%, for the quarter ended 12/31/2013

Worst: -17.29%, for the quarter ended 12/31/2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the period ending December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Cambria Shareholder Yield ETF | Cambria Shareholder Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fee:	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) fees:	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.59%
One Year:	rr_ExpenseExampleYear01	$ 60
Three Years:	rr_ExpenseExampleYear03	189
Five Years:	rr_ExpenseExampleYear05	329
Ten Years:	rr_ExpenseExampleYear10	$ 738
Annual Return 2014	rr_AnnualReturn2014	11.09%
Annual Return 2015	rr_AnnualReturn2015	(1.25%)
Annual Return 2016	rr_AnnualReturn2016	15.26%
Annual Return 2017	rr_AnnualReturn2017	19.74%
Annual Return 2018	rr_AnnualReturn2018	(13.36%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jul. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.29%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(13.36%)	[1]
5 Years	rr_AverageAnnualReturnYear05	5.57%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2013
Cambria Shareholder Yield ETF | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)	[1]
5 Years	rr_AverageAnnualReturnYear05	8.49%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.14%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2013
Cambria Shareholder Yield ETF | Return After Taxes on Distributions | Cambria Shareholder Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(13.88%)	[1]
5 Years	rr_AverageAnnualReturnYear05	4.52%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2013
Cambria Shareholder Yield ETF | Return After Taxes on Distributions and Sale of Fund Shares | Cambria Shareholder Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(8.16%)	[1]
5 Years	rr_AverageAnnualReturnYear05	4.13%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2013

[1]	The Fund's objective changed effective March 26, 2018. Prior to that date, the Fund was actively managed and sought income and capital appreciation with an emphasis on income from investments in the U.S. equity market. As of March 26, 2018, the Fund's objective seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Index.